Income Taxes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Apr. 07, 2025	Oct. 10, 2023	Sep. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 13, 2024	Dec. 31, 2021
Income Tax [Line Items]
Operating loss carryforwards without expiration date				$ 197,079
Valuation allowance				46,268	$ 44,774	$ 54,220		$ 23,999
Valuation allowance, increase (decrease), amount					$ 1,494
Undistributed earnings of foreign subsidiaries				$ 44,403
Effective income tax rate				18.10%	11.30%	(45.10%)
Tax holiday				$ (14,298)	$ 3,977	$ 5,990
Unrecognized tax benefits				14,924	21,398	41,925		$ 45,865
Interest and penalties				8,986	12,695
Decrease related to interest and penalties				4,796	4,796
Settlement related to interest and penalties				9,320	9,320
Interest expenses				1,799	2,753	5,687
Income tax credits and adjustments			$ 1,649
Administración Federal de Ingresos Públicos
Income Tax [Line Items]
Tax holiday				$ 3,161	$ 2,185	$ 839
Tax holiday, income tax benefits per share (in dollars per share)				$ 0.03	$ 0.03
Tax holiday, income tax expense per share (in dollars per share)				$ 0.04
Secretariat of the Federal Revenue Bureau of Brazil
Income Tax [Line Items]
Tax holiday				$ 10,704
Tax holiday					$ 1,792
Tax holiday, income tax benefits per share (in dollars per share)					$ 0.02
Tax holiday, income tax expense per share (in dollars per share)				$ 0.13
Income tax examination liability		$ 27,445
Mexican Tax Authority
Income Tax [Line Items]
Tax benefit related to transactional taxes				$ 14,256
Tax settlements				$ 13,241
Colombian Tax Authority
Income Tax [Line Items]
Income tax penalties							$ 3,250
Colombian Tax Authority | Subsequent Event
Income Tax [Line Items]
Decrease related to interest and penalties	$ (2,096)
Income tax penalties	419
Income tax examination liability	1,736
Income tax examination, interest	$ 2,638
Net Operating Loss Carryforwards, Not Likely To Be Realized
Income Tax [Line Items]
Valuation allowance					$ 24,923